OTHER NON-CURRENT ASSETS	9 Months Ended
Sep. 30, 2018
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
6. OTHER NON-CURRENT ASSETS

All amounts in USD ‘000	September 30, 2018	December 31, 2017
Fixture, furniture and Equipment	159	169
Arrangement fees Backstop facility and financing of newbuildings	-	15,484
Other	72	316
Total	231	15,969